TRADE AND NOTES RECEIVABLES - Movements on the provision for impairment of trade receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions
Carrying value of derecognized discounted notes receivable	¥ 24,474,000	¥ 11,456,000
Carrying amount of not derecognized notes receivable accepted by banks in the PRC endorsed to certain of its suppliers in order to settle the trade payables due to suppliers	227,000	479,000
Gains or losses recognized from the derecognized notes receivable	¥ 0	0	¥ 0
Minimum
Reconciliation of changes in other provisions
Maturity period of derecognized notes receivable	1 month
Maximum
Reconciliation of changes in other provisions
Maturity period of derecognized notes receivable	6 months
Provision for impairment
Reconciliation of changes in other provisions
As at January 1,	¥ 462,571	510,336
Provision for impairment	29,663	5,862
Written off	(15,341)	(192)
Reversal	(6,395)	(53,435)
Others (Note)	11,522
As at the December 31,	¥ 482,020	¥ 462,571	¥ 510,336